Note Loans (Loans by past due status for non-covered loans held-in-portfolio (Net of unearned income)) (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, unearned income	$ 130,633	$ 121,425
Loans held-for-sale, at lower of cost or fair value	132,395	88,821
Loans Held for Investment | Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable Pledged as Collateral	7,100,000	7,300,000
Loans-held-in portfolio served as collateral to secure credit facilities authorized with the FHLB	4,600,000	4,500,000
Loans Held for Investment | Non Covered Loans | FRB Discount Window
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans served as collateral to secure debt obligations	2,000,000	2,300,000
Loans Held for Investment | Non Covered Loans | Public Funds
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans served as collateral to secure debt obligations	$ 500,000	$ 500,000